As filed with the Securities and Exchange Commission on June 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  April 30, 2012

Item 1. Schedule of Investments.

Akre Focus Fund
SCHEDULE OF INVESTMENTS at April 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 67.6%
Capital Markets: 8.2%
129,922	Diamond Hill Investment Group *	$9,859,781
800,000	LPL Investment Holdings, Inc. *	28,712,000
2,200,000	TD Ameritrade Holding Corp.	41,337,999
		79,909,780
Consumer Finance: 0.2%
93,273	White River Capital, Inc.	2,107,970
Diversified Financial Services: 5.7%
800,000	Bank of America Corp.	6,488,000
1,200,000	Moody's Corp.	49,140,000
		55,628,000
Diversified Operations: 2.5%
1,001,800	Leucadia National Corp.	24,904,748
Hotels, Restaurants & Leisure: 1.6%
6,150,000	Bwin.Party Digital Entertainment	15,370,512
Industrial Services & Distributors: 0.2%
230,410	Diploma PLC	1,714,853
Insurance: 6.9%
200,000	Berkshire Hathaway, Inc. - Class B *	16,090,000
650,000	Hartford Financial Services Group, Inc.	13,357,500
86,110	Markel Corp. *	37,912,511
		67,360,011
IT Services: 14.4%
158,276	Computer Services, Inc.	5,302,246
200,000	Mastercard, Inc.	90,454,000
370,000	Visa, Inc.	45,502,600
		141,258,846
Media: 2.6%
800,000	Lamar Advertising Co. *	25,456,000
Multiline Retail: 6.5%
470,000	Dollar Tree, Inc. *	47,780,200
300,000	Sears Holdings Corp. *	16,134,000
		63,914,200
Software: 1.4%
130,000	FactSet Research Systems, Inc.	13,631,800
Specialty Retail: 15.6%
400,000	CarMax, Inc. *	12,348,000
230,290	O'Reilly Automotive, Inc. *	24,286,383
1,300,000	Ross Stores, Inc.	80,067,001
880,000	The TJX Companies, Inc.	36,704,800
		153,406,184
Technology: 1.8%
30,000	Apple, Inc. *	17,527,200

TOTAL COMMON STOCKS
(Cost $502,902,575)		662,190,104

CONVERTIBLE PREFERRED STOCK: 1.2%
Insurance: 1.2%
550,000	Hartford Financial Services Group, Inc.	11,786,500
TOTAL CONVERTIBLE PREFERRED STOCK
(Cost $13,833,316)		11,786,500

PARTNERSHIPS & TRUSTS: 8.2%
Real Estate Investment Trusts: 8.2%
850,000	American Tower Corp.	55,743,000
1,500,000	Annaly Capital Management, Inc.	24,480,000
		80,223,000
TOTAL PARTNERSHIPS & TRUSTS
(Cost $67,970,533)		80,223,000

Principal Amount
ASSET BACKED BOND: 3.1%
	Citibank Omni Master Trust
$30,000,000	Series A, 2.339%, 5/15/2016 ^ #	30,024,237
TOTAL ASSET BACKED BOND
(Cost $30,021,935)		30,024,237

CORPORATE BONDS: 11.6%
	Bank of America Corp.,
20,000,000	0.968%, 9/11/2012 #	19,989,399
	Citigroup, Inc.,
10,000,000	5.625%, 8/27/2012	10,136,260
12,000,000	5.300%, 10/17/2012	12,238,452
	General Electric Capital Corp.,
13,323,000	3.500%, 8/13/2012	13,440,136
	Goldman Sachs Group, Inc.,
5,000,000	5.450%, 11/1/2012	5,110,805
15,000,000	3.625%, 8/1/2012	15,105,570
	Merrill Lynch & Co., Inc.,
5,040,000	0.709%, 6/5/2012 #	5,040,766
7,500,000	6.050%, 8/15/2012	7,609,223
	Nationwide Building Society,
25,000,000	5.500%, 7/18/2012 ^	25,243,825
TOTAL CORPORATE BONDS
(Cost $113,830,115)		113,914,436

OTHER SECURITIES: 4.0% 1		39,320,000
TOTAL OTHER SECURITIES
(Cost $38,009,621)		39,320,000

TOTAL INVESTMENTS IN SECURITIES: 95.7%
(Cost $766,568,095)		937,458,277
Other Assets in Excess of Liabilities: 4.3%		42,372,089
TOTAL NET ASSETS: 100.0%		$979,830,366

*	Non-income producing security.
^
Security exempt from registration under Rule 144a of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The security is determined to be liquid by the Advisor, unless otherwise noted, under procedures established by the Fund's Board of Trustees. At April 30, 2012, the value of these securities amounted to $55,268,062 or 5.6% of net assets.

#	Variable rate security. Rate disclosed as of April 30, 2012.
1	Represents previously undisclosed securities which the Fund has held for less than one year.

The cost basis of investments for federal income tax purposes at April 30, 2012 was as follows+:

Cost of investments	$766,568,095
Gross unrealized appreciation	175,199,051
Gross unrealized depreciation	(4,308,869)
Net unrealized appreciation	$170,890,182

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at April 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$662,190,104	$-	$-	$662,190,104

Convertible Preferred Stock ^	11,786,500	-	-	11,786,500

Partnerships & Trusts ^	80,223,000	-	-	80,223,000

Asset Backed Bond ^	-	30,024,237	-	30,024,237

Corporate Bonds ^	-	113,914,436	-	113,914,436

Other Securities	39,320,000	-	-	39,320,000
Total Investments in Securities	$793,519,604	$143,938,673	$-	$937,458,277

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)              /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date          6/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date         6/27/12

By (Signature and Title)*           /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date         6/19/12

* Print the name and title of each signing officer under his or her signature.